Fair Value of Financial Instruments - Summary of Fair Value of the Financial Instruments that are Measured at Fair Value on a Recurring Basis (Detail) - CNY (¥) ¥ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Short-term investments	¥ 1,468,158	¥ 2,820,711	¥ 407,844
Derivative assets – a forward exchange contract		105,183
Derivative liabilities – Preferred Shares (i)			897,091
Derivative liabilities – a forward exchange contract	8,798
Level II [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Short-term investments	1,468,158	2,820,711	407,844
Derivative assets – a forward exchange contract		¥ 105,183
Derivative liabilities – a forward exchange contract	¥ 8,798
Level III [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative liabilities – Preferred Shares (i)			¥ 897,091